Related Party Transactions - Summary of Compensation for Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee salaries	₩ 20,742	₩ 22,778	₩ 13,427
Retirement benefit service costs	815	910	783
Share-based compensation	6,970	3,519	2,494
Total	28,527	27,207	₩ 16,704
Outstanding assets from transactions with key management	3,821	3,888
Outstanding liabilities from transaction with key management	₩ 24,861	₩ 16,915
Description of nature of key management personnel	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries.